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                           VAN KAMPEN TAX FREE TRUST,
                            ON BEHALF OF ITS SERIES,
                    VAN KAMPEN NEW YORK TAX FREE INCOME FUND
                     SUPPLEMENT DATED JULY 20, 2005 TO THE
          CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES PROSPECTUS
                            DATED DECEMBER 30, 2004,
         AS PREVIOUSLY SUPPLEMENTED ON MARCH 31, 2005, APRIL 29, 2005,
                        JUNE 6, 2005 AND JULY 13, 2005,
                                    AND THE
                           CLASS I SHARES PROSPECTUS
                            DATED DECEMBER 30, 2004,
          AS PREVIOUSLY SUPPLEMENTED ON MAY 23, 2005 AND JULY 13, 2005

     Each Prospectus is hereby supplemented as follows:

     The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

PORTFOLIO MANAGEMENT. The Fund is managed by the Adviser's Municipal Fixed Income team. Current members of the team jointly and primarily responsible for the day-to-day management of the Fund's portfolio are Dennis S. Pietrzak, an Executive Director of the Adviser, John R. Reynoldson, an Executive Director of the Adviser, and Joseph R. Arcieri, an Executive Director of the Adviser.

Mr. Pietrzak has worked for the Adviser since 1995 and joined the team managing the Fund in 1995. Mr. Reynoldson has worked for the Adviser since 1987 and joined the team managing the Fund in January 2002. Prior to January 2002, Mr. Reynoldson worked in an investment management capacity for the Adviser. Mr. Arcieri has worked for the Adviser since 1986 and joined the team managing the Fund in July 2005. Prior to July 2005, Mr. Arcieri worked in an investment management capacity for the Adviser.

Mr. Pietrzak is the lead manager of the Fund. All team members are responsible for the day-to-day management of the Fund and for the execution of the overall strategy of the Fund.

The composition of the team may change without notice from time to time.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
                                                                   NYTFSPT  7/05